Income taxes - Deferred tax assets and liabilities (Details)	Dec. 31, 2020 CAD ($)
Deferred tax assets and liabilities [abstract]
Tax assets	$ 4,982,328
Tax liabilities	(5,688,328)
Net tax assets (liabilities)	(706,000)
Tax losses carried forward
Deferred tax assets and liabilities [abstract]
Tax assets	4,982,328
Net tax assets (liabilities)	4,982,328
Strategic investments
Deferred tax assets and liabilities [abstract]
Tax liabilities	(4,919,499)
Net tax assets (liabilities)	(4,919,499)
Investment tax credits
Deferred tax assets and liabilities [abstract]
Tax liabilities	(273,854)
Net tax assets (liabilities)	(273,854)
Royalty receivable
Deferred tax assets and liabilities [abstract]
Tax liabilities	(280,900)
Net tax assets (liabilities)	(280,900)
Property and equipment
Deferred tax assets and liabilities [abstract]
Tax liabilities	(25,273)
Net tax assets (liabilities)	(25,273)
Right-of-use assets net of liabilities
Deferred tax assets and liabilities [abstract]
Tax liabilities	(188,802)
Net tax assets (liabilities)	(188,802)
Set off of tax assets
Deferred tax assets and liabilities [abstract]
Tax assets (liabilities)	(4,982,328)
Set off tax liabilities
Deferred tax assets and liabilities [abstract]
Tax assets (liabilities)	$ 4,982,328